Employee Benefits - Schedule of Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2025 USD ($)
Pension Benefits
Expected Benefit Payments
2026	$ 119
2027	121
2028	121
2029	122
2030	122
2031-2035	590
Other Benefits
Expected Benefit Payments
2026	22
2027	22
2028	21
2029	21
2030	20
2031-2035	88
Expected Federal Subsidy Payments
2026	1
2027	1
2028	1
2029	1
2030	0
2031-2035	$ 2